Provisions - Summary of Key Drivers of PPI Provision Balance and Forecast Assumptions Used in Calculating Provision (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018 GBP (£)
Disclosure of other provisions [abstract]
Cumulative average value	£ 1,474
Future average value	£ 545